UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended     JUNE 30, 2004
                                              ------------------------

Check here if Amendment [_]; Amendment Number:  _____
  This Amendment (Check only one.):       [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             DRAKE CAPITAL MANAGEMENT, LLC
                  ------------------------------
Address:          660 MADISON AVENUE, 16TH FLOOR
                  ------------------------------
                  NEW YORK, NY 10021
                  ------------------------------


Form 13F File Number:  028-10670
                     ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             STACEY L. FELLER
                  -----------------------------
Title:            CHIEF FINANCIAL OFFICER
                  -----------------------------
Phone:            (212) 756-1211
                  -----------------------------

Signature, Place, and Date of Signing:


   /s/ Stacey L. Feller              New York, NY            August 12, 2004
--------------------------       ----------------------    ---------------------
       [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                         ----------------
Form 13F Information Table Entry Total:            57
                                         ----------------

Form 13F Information Table Value Total:    $  518,955
                                         ----------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

         NONE


                                       2

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
                                                FORM 13F INFORMATION TABLE

        COLUMN 1      COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  -------------------------
                       TITLE                   VALUE      SHRS OR  SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT  PRN   CALL   DISCRETION    MANAGERS     SOLE      SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
AES CORPORATION        BOND        00130HAN5    1,668    1,700,000 PRN             SOLE                  1,700,000     0      0
AGILENT TECH INC       BOND        00846UAB7   18,560   17,586,000 PRN             SOLE                 17,586,000     0      0
AMERISOURCE
HEALTH CORP            BOND        03071PAD4   14,151   12,000,000 PRN             SOLE                 12,000,000     0      0
ARRIS GROUP INC        BOND        04269QAB6   17,834   13,000,000 PRN             SOLE                 13,000,000     0      0
ARTESYN
TECHNOLOGIES INC       BOND        043127AB5   17,667   12,500,000 PRN             SOLE                 12,500,000     0      0
DELTA AIR LINES        BOND        247361YP7    2,547    4,500,000 PRN             SOLE                  4,500,000     0      0
DUPONT PHOTOMASKS INC  BOND        26613XAE1   12,526   12,000,000 PRN             SOLE                 12,000,000     0      0
ENZON
PHARMACEUTICALS INC    BOND        293904AB4   12,627   13,690,000 PRN             SOLE                 13,690,000     0      0
FAIRCHILD
SEMICONDUCTOR CORP     BOND        303727AJ0   19,882   20,000,000 PRN             SOLE                 20,000,000     0      0
GRAFTECH INTL LTD      BOND        384313AB8    6,644    7,300,000 PRN             SOLE                  7,300,000     0      0
GUITAR CTR MGMT INC    BOND        402040AC3   14,430   10,000,000 PRN             SOLE                 10,000,000     0      0
HNC SOFTWARE INC       BOND        40425PAC1   10,526   10,000,000 PRN             SOLE                 10,000,000     0      0
INTERNATIONAL
GAME TECHNOLOGIES INC  BOND        459902AL6   29,844   35,000,000 PRN             SOLE                 35,000,000     0      0
JETBLUE AWYS CORP      BOND        477143AB7    5,138    5,000,000 PRN             SOLE                  5,000,000     0      0
KEANE INC              BOND        486665AB8      728      725,000 PRN             SOLE                    725,000     0      0
L-3 COMMUNICATIONS
HOLDINGS INC           BOND        502424AD6   29,327   23,200,000 PRN             SOLE                 23,200,000     0      0
LABOR READY INC        BOND        505401AB5   22,172   10,000,000 PRN             SOLE                 10,000,000     0      0
LENNAR CORP            BOND        526057AF1   18,247   27,500,000 PRN             SOLE                 27,500,000     0      0
LOWES COS INC          BOND        548661CF2   34,792   40,000,000 PRN             SOLE                 40,000,000     0      0
MILLENIUM
PHARMACEUTICALS INC    BOND        599902AB9    8,641    8,476,000 PRN             SOLE                  8,476,000     0      0
NEXTEL
COMMUNICATIONS INC     BOND        65332VAY9    2,382    2,450,000 PRN             SOLE                  2,450,000     0      0
PRG-SCHULTZ
INTERNATIONAL INC      BOND        69357CAA5    6,450    6,500,000 PRN             SOLE                  6,500,000     0      0
POWERWAVE
TECHNOLOGIES INC       BOND        739363AB5    2,015    2,000,000 PRN             SOLE                  2,000,000     0      0
PRIMUS TELE-
COMMUNICATIONS GROUP   BOND        741929AL7    5,790    6,000,000 PRN             SOLE                  6,000,000     0      0
PRIMUS TELE-
COMMUNICATIONS GROUP   BOND        741929AN3    9,269   10,000,000 PRN             SOLE                 10,000,000     0      0
PROVINCE HEALTHCARE CO BOND        743977AC4    5,056    5,000,000 PRN             SOLE                  5,000,000     0      0
QLT INC                BOND        746927AB8    8,265    6,000,000 PRN             SOLE                  6,000,000     0      0
ROYAL CARRIBEAN
CRUISES LTD            BOND        780153AM4   15,767   22,500,000 PRN             SOLE                 22,500,000     0      0
TEVA PHARMACEUTICAL
FIN NV                 BOND        88163XAB1   15,662   10,000,000 PRN             SOLE                 10,000,000     0      0
TYCO INTL GROUP        BOND        902118BF4   75,229   50,000,000 PRN             SOLE                 50,000,000     0      0
VECTOR GROUP LTD       BOND        92240MAC2    4,181    4,750,000 PRN             SOLE                  4,750,000     0      0
VEECO INSTRS INC DEL   BOND        922417AB6    9,506    9,500,000 PRN             SOLE                  9,500,000     0      0
WATSON
PHARMACEUTICALS INC    BOND        942683AC7    4,258    4,500,000 PRN             SOLE                  4,500,000     0      0
YELLOW CORP            BOND        985509AQ1   14,613   12,500,000 PRN             SOLE                 12,500,000     0      0
ZENITH NATL INS CORP   BOND        989390AH2   13,997    7,000,000 PRN             SOLE                  7,000,000     0      0
BEAZER HOMES USA INC   OPTION      07556Q955      501        5,000 SH      PUT     SOLE                      5,000     0      0
BEAZER HOMES USA INC   OPTION      07556Q905    1,003       10,000 SH      CALL    SOLE                     10,000     0      0
CLEAR CHANNEL
COMMUNICATIONS         OPTION      184502952    1,847       50,000 SH      PUT     SOLE                     50,000     0      0
COMCAST CORP NEW       OPTION      20030N951    1,124       40,000 SH      PUT     SOLE                     40,000     0      0
COMCAST CORP NEW       OPTION      20030N901    1,124       40,000 SH      CALL    SOLE                     40,000     0      0
CALPINE CORP           OPTION      131347956      216       50,000 SH      PUT     SOLE                     50,000     0      0
CALPINE CORP           OPTION      131347956      432      100,000 SH      PUT     SOLE                    100,000     0      0
DELTA AIR LINES        OPTION      247361958       85       12,000 SH      PUT     SOLE                     12,000     0      0
INTEL CORP             OPTION      458140100    1,104       40,000 SH      CALL    SOLE                     40,000     0      0
SEMICONDUCTOR
HOLDRS TRUST           OPTION      816636953    1,134       30,000 SH      PUT     SOLE                     30,000     0      0
TOLL BROTHERS INC      OPTION      889478903    1,692       40,000 SH      PUT     SOLE                     40,000     0      0
WINN DIXIE STORES INC  OPTION      974280959      216       30,000 SH      PUT     SOLE                     30,000     0      0
BEAZER HOMES USA INC   COM         07556Q105    1,504       15,000 SH              SOLE                     15,000     0      0
DOBSON
COMMUNICATIONS CORP    PREFERRED   256072505      396          566 SH              SOLE                        566     0      0
INTEL CORP             COM         458140100      552       20,000 SH              SOLE                     20,000     0      0
GLOBAL CROSSING LTD    COM         G3921A175      382       24,503 SH              SOLE                     24,503     3      3

EMBRATEL               SPONSORED
PARTICIPACOES S A      ADR         29081N209    1,936      140,000 SH              SOLE                    140,000     0      0
OPEN JT STK CO-VIMPEL  SPONSORED
COMMUNICATIONS         ADR         68370R109    1,929       20,000 SH              SOLE                     20,000     0      0
GENERAL MOTORS CORP    COM         370442105      698       15,000 SH              SOLE                     15,000     0      0
NASDAQ 100 TR          OPTION      631100954    3,774      100,000 SH      PUT     SOLE                    100,000     0      0
NASDAQ 100 TR          OPTION      631100904    3,774      100,000 SH      CALL    SOLE                    100,000     0      0
NEWALLIANCE
BANCSHARES INC         COM         650203102    3,141      225,000 SH              SOLE                    225,000     0      0
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